Transactions and Balances with Related Parties (Details) - Schedule of Compensation Paid or Payable to Key Management for Services - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Compensation Paid or Payable to Key Management for Services [Abstract]
Salaries and other short term employee benefits	$ 784	$ 737	$ 801
Post-employment benefits	87	57	58
Total	$ 871	$ 794	$ 589